As filed with the Securities and Exchange Commission on June 12, 2001

                                                              File No. 33-8982
                                                              ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 62 [X]

                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [X]
                                   ACT OF 1940

                                Amendment No. 63

                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:

George Stevens                             Jay G. Baris
BISYS Fund Services, Ohio Inc.             Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                          919 Third Avenue
Columbus, Ohio 43219                       New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to       |_|   on (date) pursuant to
      paragraph (b)                                   paragraph (b)
|X|   60 days after filing pursuant to          |_|   on (date) pursuant to
      paragraph (a)(1)                                paragraph (a)(1)
|_|   75 days after filing pursuant to          |_|   on (date) pursuant to
      paragraph (a)(2)                                paragraph (a)(2) of rule
                                                      485.
If appropriate, check the following box:

      |_|   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


July 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Money Market Fund

Gradison Government
Reserves Fund


Trust Shares



Victory Funds
(LOGO) (R)


www.victoryfunds.com
800-539-FUND
(800-539-3863)

The Victory Portfolios

                              Table of Contents


Risk/Return Summary of the Fund                                       2
An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses.


Investments                                                           4


Risk Factors                                                          5


Share Price                                                           5


Dividends, Distributions, and Taxes                                   6


Investing with Victory                                                8

      * How to Buy Shares                                             9


      * How to Exchange Shares                                       11

      * How to Sell Shares                                           12


Organization and Management of the Fund                              14


Additional Information                                               16



Key to Financial Information

Objective and Strategies

The goals and the strategies that the Fund plans to use to pursue its investment objective.

Risk Factors

The risks you may assume as an investor in the Fund.

Performance

A summary of the historical performance of the Fund.

Expenses

The costs you will pay, directly or indirectly, as an investor in the Fund, including ongoing expenses.


Shares of the Fund are:

o    Not insured by the FDIC;

o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

o Subject to possible investment risks, including possible loss of the amount invested.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk/Return Summary

GRADISON GOVERNMENT RESERVES FUND


TRUST SHARES






Investment Objective

The Fund's investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


Principal Investment Strategies

The Fund pursues its investment objective by investing only in securities issued by the U.S. government, its agencies and/or instrumentalities. Securities issued by U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities. The Fund intends to invest primarily, and may invest exclusively, in these instruments. The Fund plans, as much as possible, to invest in securities whose interest payments are exempt from state and local taxes.

Important Characteristics of the Fund:

* Quality: The Fund invests only in U.S. government securities, including agencies and instrumentalities of the U.S. government. The Board of Trustees has established policies to ensure that the Fund invests in high quality, liquid instruments.

* Maturity: The Fund has a weighted average maturity of 90 days or less. Individual investments may be purchased with remaining maturities ranging from one day to 397 days. The Fund will invest in variable and floating rate instruments issued by agencies and instrumentalities of the U.S. government. These securities are considered to be within the maturity range described above, despite having nominal remaining maturities greater than 397 days, because of their reset or floating rate features.


Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

* The portfolio manager does not execute the Fund's principal investment strategies effectively.

* The market value of floating or variable rate securities falls to the extent that the Fund's share price declines below $1.00.

* An agency or instrumentality defaults on its obligation and the U.S. government does not provide financial support.

* Rapidly rising interest rates cause securities held by the Fund to decline in value and cause the Fund's share price to decline below $1.00.

*    Interest rates decline, resulting in a lower yield for the Fund.

     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest In the Fund:

*    Investors seeking relative safety and easy access to investments

*    Investors with a low risk tolerance

*    Investors seeking preservation of capital

*    Investors willing to accept lower potential returns in return for safety

* Investors seeking the ability to convert their investment to cash quickly

Investment Performance


The bar chart and table* shown below provide an indication of the risks of investing in the Fund by showing changes in its performance for various time periods ending December 31st. The figures shown in the bar chart and table assume reinvestment of dividends.


1991     5.47
1992     3.33
1993     2.51
1994     3.45
1995     5.24
1996     4.75
1997     4.90
1998     4.87
1999     4.51
2000     5.74


The total return for the Class G Shares of Gradison Government Reserves Fund from January 1, 2001 to March 31, 2001 was 1.28%





During the period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.60% (quarter ending September 30, 1993).

Average Annual Total Returns
(for the Periods ended      Past       Past      Past
December 31, 2000)        One Year    5 Years  10 Years


Class G Shares              5.74%     4.96%     4.47%

*Reflects annual total returns for the Class G Shares of the Gradison
 Government Reserves Fund. Class G Shares are not being offered in this Prospectus, but represent investments in the same portfolio of securities. Investment returns for the two classes would be substantially similar, and would differ only to the extent that they do not have the same expenses.


The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.


     For the current seven-day yield and seven-day effective yield of the Trust Shares, call the Fund at 1-800-539-FUND (800-539-3863).



Fund Expenses


This section describes the fees and expenses that you may pay if you invest in Trust Shares of the Fund.


Shareholder Transaction Expenses                     Trust
(paid directly from your investment)(1)              Shares

Maximum Sales Charge
Imposed on Purchases                                  NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                      NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                               NONE

Redemption Fees                                       NONE

Exchange Fees                                         NONE

Annual Fund Operating Expenses
(deducted from Fund assets)


Management Fees                                      0.39%

Distribution (12b-1) Fees                            0.00%

Other Expenses                                       0.16%

Total Fund Operating Expenses                        0.55%

Fee Waivers/Expense Reimbursement                   (0.04)%

Net Expenses                                         0.51%(2)



(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.


(2) The Adviser has contractually agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of Trust Shares of the Gradison Government Reserves Fund do not exceed 0.51% until the later of September 30, 2002, or one year from the completion of the reorganization of the U.S. Government Obligations Fund into the Fund.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year   3 Years   5 Years   10 Years


Trust Shares        $52      $172      $303       $685

Investments

Under normal market conditions, the Fund purchases securities issued by the U.S. government, its agencies and/or instrumentalities.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash. This may reduce the Fund's yield and may cause the Fund to fail to meet its investment objective.

For a more complete description of the types of securities in which the Fund can invest, see the Statement of Additional Information (SAI).

The Fund may invest in the following types of securities:


U.S. Government Securities.

Notes and bonds issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality.


U.S. Government Instrumentalities.

Securities issued by U.S. government instrumentalities such as the Student Loan Marketing Association, Federal Farm Credit Bank, Federal Home Loan Bank
(FHLB), Federal Home Loan Mortgage Corporation, and the Federal Agricultural Mortgage Corporation are supported only by the credit of the federal instrumentality. The Fund intends to invest primarily, and may invest exclusively, in these or similar instruments.


When-Issued and Delayed-Delivery Securities.

A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of the Fund.


+Variable & Floating Rate Securities.

The interest rate offered by a variable rate security adjusts (resets) on particular dates (such as the last day of a month or calendar quarter). The interest rate offered by a floating rate security adjusts whenever a specified interest rate (such as a bank's prime lending rate) changes. Upon adjustment, the market value of a variable or floating rate security can reasonably be expected to equal its amortized cost.

+ Derivative Instruments: Indicates a "derivative instrument," whose value is linked to, or derived from another security, instrument, or index.

Risk Factors


     The Fund is subject to the principal risks described below.


General Risks:

* Manager risk is the risk that a Fund's portfolio manager may implement the Fund's investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:

* Income risk. Declines in the general level of short-term interest rates cause a Fund's income, and thus its total return, to decline.

* Adjustable rate security risk. The market price of an adjustable rate security may, upon readjustment, fall below its cost.

* Credit risk. The issuer of a debt security may fail to pay interest or principal in a timely manner.

* Interest risk. If interest rates rapidly rise, the decline in value of portfolio securities could cause the share price to decline below $1.00, and if interest rates decline, the Fund will reinvest maturing instruments in lower yielding securities.

An investment in the Fund is not a complete investment program.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


Share Price

The Fund calculates its share price, called its "net asset value" (NAV), each business day at 12:00 p.m. Eastern Time. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the Federal Reserve Bank of Cleveland and the New York Stock Exchange, Inc. ("NYSE") are open. You may not be able to buy or sell shares on Columbus Day and Veterans Day, holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

     The Fund seeks to maintain a $1.00 NAV, although there is no guarantee that it will be able to do so. The Fund uses the "Amortized Cost Method" to value securities. You can read about this method in the Statement of Additional Information (SAI).

     The Fund's performance can be found once a week in The Wall Street Journal and other newspapers.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income from dividends and interest earned on investments after expenses. Money market funds usually do not realize capital gains; however, the Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.


     Ordinarily, the Fund declares dividends daily and pays them monthly. Each class of shares of the Fund declares and pays dividends separately.


     Please check with your Investment Professional to find out if these options are available to you. An Investment Professional is an investment consultant, salesperson, financial planner, investment advisor, or trust officer who provides you with investment information.

Distributions can be received in one of the following ways.

      REINVESTMENT OPTION

      You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

      CASH OPTION

      A check will be mailed to you no later than seven days after the dividend pay date.

      DIRECTED DIVIDENDS OPTION

      In most cases, you can automatically reinvest distributions in shares of another fund of the Victory Portfolios. If you reinvest your distributions in a different fund, you may pay a sales charge on the reinvested distributions.

      DIRECTED BANK ACCOUNT OPTION


      In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of the Fund account.


An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

Your choice of distribution should be set up on the original account application. If you would like to change the option you selected, please call the Fund at 800-539-FUND.

Important Information about Taxes

The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Dividends from the Fund's net income and any short-term capital gains are taxable as ordinary income; dividends from any long-term capital gains would be taxable as capital gain.

* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* Dividends from the Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.

* An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss. However, as long as the Fund's NAV per share does not deviate from $1.00, there will be no gain or loss.

* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of the Fund.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

All you need to do to get started is to fill out an application.


Distribution Plan


Victory has adopted a Rule 12b-1 Distribution and Service Plan for Trust Shares of the Gradison Government Reserves Fund. This share class does not make any payments under this plan. See the SAI for more details regarding this plan.

     The Adviser and the Distributor (and their affiliates) may pay, from their own resources, unaffiliated financial institutions, that provide administrative and record- keeping services or provide distribution services to the Fund.


Account features and services may differ for shares not held directly with the Fund. Check with your Investment Professional.

How to Buy Shares

When you buy shares of the Fund, your cost will normally be $1.00 per share.


Trust Shares are available only for investment by accounts for which KeyBank (or its affiliates), as a fiduciary, has sole or shared investment responsibility. You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRA accounts), with additional investments of at least $25. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.


     If you buy shares directly from the Fund and your investment is received and accepted by 12:00 p.m. Eastern Time, your purchase will be processed the same day using that day's share price.

Make your check payable to: The Victory Funds




Keep the following addresses handy for purchases, exchanges, or redemptions:


BY REGULAR U.S. MAIL

Send completed Account Applications with your check, bank draft, or money order to:

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593


BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages.

The Victory Funds
c/o BISYS TA Operations
3435 Stelzer Road
Columbus, OH 43219
PHONE: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring funds to obtain a confirmation number.

Call for wire instructions and confirmation number after instructing your bank to wire funds. Call 800-539-FUND to advise us of the amount being wired and the name of your bank.


BY TELEPHONE

Victory Funds
800-539-FUND
(800-539-3863)

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.


Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.


Automatic and Systematic Investment Plan

To enroll in the Automatic or Systematic Investment Plan, you should complete a separate Automatic Investment Plan Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.


Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Fund reserves the right to not accept third party checks. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

You can sell shares of one fund of The Victory Portfolios to buy shares of another. This is considered an exchange. You may exchange shares of one Victory fund for shares of the same class of any other. If your request is received in good order by 12:00 p.m. Eastern Time, your redemption will be processed the same day.

You can exchange shares of the Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:

* Shares of the fund selected for exchange must be available for sale in your state of residence.

* The fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.





* If you exchange into a fund with a sales charge you pay the percentage point difference, if any, between the sales charge of the fund acquired and the sales charge you previously paid in connection with the shares you are exchanging.


* On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

* You must meet the minimum purchase requirements for the fund you purchase by exchange.

* The registration and tax identification numbers of the two accounts must be identical.

* You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

* The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

* Before exchanging, read the prospectus of the Fund you wish to purchase by exchange. An exchange of Fund shares constitutes a sale for tax purposes, unless the exchange is made within an IRA or other tax-deferred account.

You can obtain a list of funds available for exchange by calling
800-539-FUND.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your request is received in good order by 12:00 p.m. Eastern Time, your redemption will be processed the same day.


BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

*    Mail a check to the address of record;

*    Wire funds to a previously designated domestic financial institution;

*    Mail a check to a previously designated alternate address; or

*    Electronically transfer your redemption via the Automated Clearing House
     (ACH) to a previously designated domestic financial institution.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

*    Your account registration has changed within the last 15 days;

*    The check is not being mailed to the address on your account;

*    The check is not being made payable to the owner of the account;

* The redemption proceeds are being transferred to another Victory Group account with a different registration; or

*    The check or wire is being sent to a different bank account.

     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 12:00 p.m. Eastern Time, your funds will be wired on the next business day. There is a $10 wire fee for amounts less than $50,000.


BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after 12:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. We will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.


Additional Information about Redemptions

* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 10 business days.

* If you request a complete redemption the Fund will include any dividends accrued with the redemption proceeds.

* The Fund may suspend your right to redeem your shares in the following circumstances:

         o During non-routine closings of the NYSE;

         o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

         o When the SEC orders a suspension to protect the Fund's shareholders.

* The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of its net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Fund

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to its shareholders. Each of these organizations is paid a fee for its services.


About Victory


The Fund is a member of The Victory Portfolios, a group of 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.



The Investment Adviser and Sub-Administrator


The Fund has an Advisory Agreement which is one of its most important contracts. Victory Capital Management, Inc. (the "Adviser"), a New York corporation registered as an investment adviser with the SEC, is the Adviser to the Fund. The Adviser, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $75 billion for individual and institutional clients. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     For the fiscal year ended October 31, 2000, the Adviser was paid an advisory fee at an annual rate of 0.31% of the Fund's average daily net assets (after waiver).

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays the Adviser a fee at the annual rate of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Funds.

The Fund is supervised by the Board of Trustees, which monitors the services provided to investors.


                      OPERATIONAL STRUCTURE OF THE FUND


                                   TRUSTEES


                                   ADVISER


                                 SHAREHOLDERS


                         FINANCIAL SERVICES FIRMS AND
                        THEIR INVESTMENT PROFESSIONALS

                Advise current and prospective shareholders on
                           their Fund investments.


                                TRANSFER AGENT

                      BISYS Fund Services and its affiliates
                      3435 Stelzer Road
                      Columbus, OH 43219

   Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder accounts.


               ADMINISTRATOR, DISTRIBUTOR, AND FUND ACCOUNTANT

                               BISYS Fund Services
                               and its affiliates
                               3435 Stelzer Road
                               Columbus, OH 43219

   Markets the Fund, distributes shares through Investment Professionals, and calculates the value of shares. As Administrator, handles the day-to-day activities of the Fund.


                                  CUSTODIAN

                        KeyBank National Association
                        127 Public Square
                        Cleveland, OH 44114

  Provides for safekeeping of the Fund's investments and cash, and settles trades made by the Fund.


                              SUB-ADMINISTRATOR


            Victory Capital Management, Inc.
            127 Public Square
            Cleveland, OH 44114


                Performs certain sub-administrative services.

Additional Information

Some additional information you should know about the Fund.


Fund Operations


The Fund currently offers two classes of shares, the Trust Shares described in this Prospectus and the Class G Shares described in a separate Prospectus. At some future date, the Fund may offer additional classes of shares. The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.



Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and effective yield of the Fund, and the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes. You should also see the "Investment Performance" section for the Fund.


Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any shareholder reports, proxy statements, prospectuses, and their supplements, unless you have instructed us to the contrary. You may request that the Fund send these documents to each shareholder individually by calling the Fund at 800-539-FUND (800-539-3863).


Service Providers

PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus OH, 43215, serves as independent accountant for the Fund. Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, N.Y. 10022, serves as legal counsel to the Fund.


       If you would like to receive additional copies of any materials, please call the Fund at
                                800-539-FUND.

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

PRESORTED
STANDARD
US POSTAGE PAID
CLEVELAND, OH
PERMIT No. 469

If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.


Statement of Additional Information (SAI)

Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports

Describes the Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

If you would like to receive copies of the annual and semi-annual reports and/or the SAI at no charge, please call the Fund at 800-539-FUND
(800-539-3863).


How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).


By mail: You can use the following address to request information by mail:


      The Victory Funds
      P.O. Box 182593
      Columbus, OH 43218-2593




You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Fund documents can be viewed on-line or downloaded at http://www.victoryfunds.com or from the SEC at http://www.sec.gov (text only).

     The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

Victory Funds
(LOGO) (R)


Investment Company Act File Number 811-4852                  VF-GGR-PRO (7/01)

                            Registration Statement
                                      of
                            THE VICTORY PORTFOLIOS
                                      on
                                  Form N-1A

PART C.    OTHER INFORMATION

Item 23.

           Exhibits:

(a)(1)     Certificate of Trust (1)

(a)(2)(a) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000. (2)

(a)(2)(b)  Schedule A to Trust Instrument, as revised September 30, 2000. (3)

(b)        Bylaws, Amended and Restated as of August 28, 1998.(4)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(5)

(d)(1)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised March 27,2000.(2)

(d)(2)(a) Investment Advisory Agreement dated March 1, 1997 between Registrant and KAM. (6)

(d)(2)(b) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Established Value Fund, Gradison Government Reserves Fund, Nasdaq-100 Index Fund and Real Estate Investment Fund, and as amended September 30, 2000. (3)

(d)(3) Investment Advisory Agreement dated June 1, 1998 between Registrant and KAM. (4)

(d)(4) Portfolio Management Agreement dated June 1, 1998 between Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(7)

---------------

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(3) Filed as an Exhibit to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A filed electronically on February 23, 2001, accession number 0000922423-00-000239.

(4) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(5) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(e)(1)(a) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership (together with its subsidiaries, "BISYS"). (5)

(e)(1)(b) Schedule I to the Distribution Agreement, as revised September 30, 2000. (3)

(f)        None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998.(5)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised September 30, 2000. (3)

(g)(2) Global Custody Agreement dated October 14, 1999 between The Bank of New York and Key Trust Company of Ohio.(2)

(g)(3) Foreign Custody Manager Agreement dated February 17, 2000 between The Bank of New York and Registrant. (2)

(h)(1)     Form of Broker-Dealer Agreement.(8)

(h)(2)(a) Administration Agreement dated October 1, 1999 between Registrant and BISYS. (9)

(h)(2)(b) Schedule I to the Administration Agreement, as revised September 30, 2000. (3)

(h)(3)(a) Sub-Administration Agreement dated October 1, 1999 between BISYS and KAM. (9)

(h)(3)(b) Schedule A to the Sub-Administration Agreement, as revised September 30, 2000. (3)

(h)(4) Transfer Agency and Service Agreement dated January 2, 2001 between Registrant and BISYS Fund Services, Ohio Inc. (3)

(h)(5)(a) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS. (10)

(h)(5)(b) Schedule A to the Fund Accounting Agreement, as revised September 30, 2000. (3)

(h)(6) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(h)(7) Expense Limitation Agreement dated February 6, 2001 between the Registrant and Key Asset Management Inc. (3)

(i)(1) Opinion of Kramer Levin Naftalis & Frankel LLP regarding Nasdaq-100 Index(R)Fund. (2)

(i)(2) Opinion of Kramer Levin Naftalis & Frankel LLP regarding all Funds other than Nasdaq-100 Index(R)Fund.(11)

---------------

(7) Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

(8) Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(9) Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed electronically on October 15, 1999, accession number 0000922423-99-001196.

(10) Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

(11) Filed as an Exhibit to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed electronically on February 28, 2000, accession number 0000922423-00-000417.

(j)(1) Opinion of Morris, Nichols, Arsht & Tunnell regarding Nasdaq-100 Index(R)Fund. (2)

(j)(2) Opinion of Morris, Nichols, Arsht & Tunnell all Funds other than Nasdaq-100 Index(R)Fund.(11)

(j)(3)     Consent of Kramer Levin Naftalis & Frankel LLP.

(j)(4)     Consent of PricewaterhouseCoopers LLP.

(k)        Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)  Distribution and Service Plan dated June 5, 1995. (5)

(m)(1)(b) Schedule I to the Distribution and Service Plan dated June 5, 1995, revised as of December 12, 2000. (3)

(m)(2)(a) Distribution and Service Plan dated June 5, 1995 for B Shares of Registrant. (3)

(m)(2)(b) Schedule I to the Distribution and Service Plan dated June 5, 1995 for B Shares, as revised as of December 12, 2000. (3)

(m)(3)(a) Distribution and Service Plan dated March 27, 2000 for certain Funds. (2)

(m)(3)(b) Schedule I to the Distribution and Service Plan dated March 27, 2000, revised as of December 12, 2000. (3)

(m)(4)(a) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(12)

(m)(4)(b) Schedule I to Distribution and Service Plan for Class G Shares, as revised December 12, 2000. (3)

(m)(5)(a)  Shareholder Servicing Plan dated June 5, 1995.(5)

(m)(5)(b) Schedule I to the Shareholder Servicing Plan, as revised September 30, 2000. (3)

(m)(5)(c)  Form of Shareholder Servicing Agreement. (1)

(n) Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of September 30, 2000. (5)

(p)(1)     Code of Ethics of Registrant. (3)

(p)(2)     Code of Ethics of KAM. (3)

(p)(3)     Code of Ethics of BISYS.(2)

           Powers of Attorney of Harry Gazelle, Frankie D. Hughes, Thomas F. Morrissey, H. Patrick Swygert, Eugene J. McDonald, Donald E. Weston and Leigh A. Wilson. (2)

---------------

(12) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

Item 24.   Persons Controlled by or Under Common Control with Registrant.

           None.

Item 25.   Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)   Subject to the exceptions and limitations contained in Subsection
      10.02(b):

      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Covered Person:

      (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

Victory Capital Management, Inc. (formerly Key Asset Management Inc.) (the "Adviser) is the investment adviser to each Fund of The Victory Portfolios. The Adviser is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $87 billion as of December 31, 2000. KeyCorp is a leading financial institution doing business in 14 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. The Adviser and its affiliates have over $75 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as sub-adviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates that are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730, Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of the Adviser or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of the Adviser are as follows:

Directors:
William G. Spears     o   Senior Managing Director, Director and Chairman.

Richard J. Buoncore   o   Senior Managing Director, President and Chief
                          Executive Officer.

Bradley E. Turner     o   Senior Managing Director and Chief Operating Officer.

Anthony Aveni         o   Senior Managing Director and Chief Investment Officer.

Vincent DeP. Farrell  o   Senior Managing Director.  Also, Chief Investment
                          Officer of Spears, Benzak, Salomon & Farrell Division.

Robert B. Heisler, Jr.o   Senior Managing Director.  Also, President, Key
                          Capital Partners.

Robert T. Clutterbuck o  Senior Managing Director.  Also, President, Chief
                          Financial Officer and Chief Operating Officer of McDonald Investments Inc.

Other Officers:

James D. Kacic        o   Treasurer.  Also, Chief Financial Officer, Chief
                          Administrative Officer, Chief Compliance Officer and
                          Senior Managing Director.

Michael Foisel        o   Assistant Treasurer.

William J. Blake      o   Secretary.

Steven N. Bulloch     o   Assistant Secretary.  Also, Senior Vice President and
                          Senior Counsel of KeyCorp Management Company.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:

Jean-Claude Kaltenbach      o  Chairman and CEO.
Ian Gerald McEvatt          o  Director.        Claude Doumic o  Director.
Didier Guyot de la          o  Director.        Charles       o  Director.
Pommeraye                                       Vergnot
Eric Jostrom                o  Director.        Gerard        o  Secretary
                                                Sutterlin        General.

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.   Principal Underwriter

(a) BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of Registrant's administrator, also acts as the distributor for the following investment companies as of January 18, 2001.

Alpine Equity Trust          The Infinity Mutual       Republic Funds Trust
American Independence Funds     Funds, Inc.            Summit Investment Trust
   Trust                     LEADER Mutual Funds       USAllianz Variable
American Performance Funds   Mercantile Mutual Funds,  Insurance Products Trust
AmSouth Funds                   Inc.                   Variable Insurance
BB&T Funds                   Metamarkets.com              Funds
The Coventry Group           Meyers Investment Trust   The Victory Portfolios
The Eureka Funds             MMA Praxis Mutual Funds   The Victory Variable
Fifth Third Funds            M.S.D.&T. Funds              Insurance Funds
Hirtle Callaghan Trust       Old Westbury Funds, Inc.  Vintage Mutual Funds,
HSBC Funds Trust and HSBC    Pacific Capital Funds        Inc.
Mutual                       Republic Advisor Funds    WHATIFI Funds
  Funds Trust                   Trust



(b) Directors and officers of BISYS Fund Services Limited Partnership, the general partner of the Distributor, as of January 18, 2001 were as follows:

Dennis Sheehan       o  Executive Officer
William Tomko        o  Supervising Principal.
Gregory A.           o  Vice President.
Trichtinger
Andrew Corbin        o  Vice President.
Robert Tuch          o  Assistant Secretary.
Olu T. Lawal         o  Chief Financial Officer.

None of the foregoing individuals holds any position with Registrant. The business address of each of these individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c) Not applicable.

Item 28.   Location of Accounts and Records

(1) Victory Capital Management, Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(3) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as shareholder servicing agent).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(5) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(6) BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(7) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(8) The Bank of New York, One Wall Street, New York, New York 10286 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund and Real Estate Investment Fund).

Item 29.   Management Services

           None.

Item 30.   Undertakings

           None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of June, 2001.

                                    THE VICTORY PORTFOLIOS
                                    (Registrant)


                                       /s/ Leigh A. Wilson
                                    -------------------------------------------
                                    By:  Leigh A. Wilson, President and
                                         Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of June, 2001.

  /s/ Roger Noall
---------------------------      Chairman of the
Roger Noall                      Board and Trustee

  /s/ Leigh A. Wilson
---------------------------      President and
Leigh A. Wilson                  Trustee

  /s/ Joel B. Engle
---------------------------      Treasurer
Joel B. Engle

             *                   Trustee
---------------------------
Frankie D. Hughes

             *                   Trustee
---------------------------
Harry Gazelle

             *                   Trustee
---------------------------
Eugene J. McDonald

             *                   Trustee
---------------------------
Thomas F. Morrissey

             *                   Trustee
---------------------------
H. Patrick Swygert

             *                   Trustee
---------------------------
Frank A. Weil

             *                   Trustee
---------------------------
Donald E. Weston

*By:  /s/ Carl Frischling
    -----------------------------
      Carl Frischling
      Attorney-in-Fact

                            THE VICTORY PORTFOLIOS

                              INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.j(a) Consent of Kramer Levin Naftalis & Frankel LLP.

EX-99.j(b) Consent of PricewaterhouseCoopers LLP.